Receivables - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($) Contract	Jun. 30, 2015 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	748	622
Finance lease receivable, pre-modification value	$ 38	$ 18
Finance lease receivable, post-modification value	$ 37	$ 17
Concession cases by court | Contract	256	344
Pre-modification value of retail and finance lease receivable contracts	$ 4	$ 6
Post-modification value of retail and finance lease receivable contracts	3	5
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	48	82
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 26	$ 39